Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Leases [Abstract]
Operating lease cost	$ 79,701	$ 77,452
Variable lease cost	11,168	13,576
Less: Sublease income	(7,191)	(7,590)
Total lease cost, net	$ 83,678	$ 83,438